CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,047,109)	$ (57,111)	$ 41,029
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Income from discontinued operations			(147,752)
Loss (gain) on sale of assets	112,085		(5,844)
Deferred income taxes	(155,249)	(24,677)	(56,291)
Dry hole costs, leasehold impairments and other exploration costs	70,694	19,003	32,984
Impairment of oil and gas properties	801,347	60,268	652
Depreciation, depletion and amortization	321,323	378,275	337,134
(Gain) loss on derivative financial instruments	(2,676)	(8,175)	8,388
Cash settlements of derivative financial instruments	1,230	9,145	2,293
Net loss (gain) on extinguishment of debt	(78,741)		17,854
Amortization of debt discount, premium and issuance costs	5,144	4,097	6,074
Stock-based compensation	8,149	10,697	12,785
Excess income taxes from stock-based compensation	2,044	1,055	2,016
Decrease (increase) in accounts receivable	30,248	2,221	(12,674)
Decrease (increase) in other current assets	8,112	(7,366)	3,459
Increase (decrease) in accounts payable and accrued expenses	(46,515)	13,552	26,887
Net cash provided by continuing operations	30,086	400,984	268,994
Net cash used for discontinued operations			(7,715)
Net cash provided by operating activities	30,086	400,984	261,279
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(264,210)	(634,787)	(422,244)
Proceeds from sales of oil and gas properties	102,485		174
Proceeds from sales of marketable securities			13,392
Net cash used for continuing operations	(161,725)	(634,787)	(408,678)
Cash flow from investing activities of discontinued operations:
Capital expenditures			(101,037)
Proceeds from sale of oil and gas properties			823,072
Net cash provided by discontinued operations			722,035
Net cash provided by (used for) investing activities	(161,725)	(634,787)	313,357
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings	790,000	370,750	305,000
Principal payments on debt	(507,655)	(100,000)	(835,000)
Costs related to extinguishment of debt			(12,471)
Debt issuance costs	(16,201)	(2,524)	(2,744)
Tax withholding related to stock grants	(526)	(2,349)	(1,680)
Repurchases of common stock	0	(8,086)	(9,232)
Excess income taxes from stock-based compensation	(2,044)	(1,055)	(2,016)
Dividends paid		(23,829)	(17,997)
Net cash provided by (used for) financing activities	263,574	232,907	(576,140)
Net increase (decrease) in cash and cash equivalents	131,935	(896)	(1,504)
Cash and cash equivalents, beginning of the year	2,071	2,967	4,471
Cash and cash equivalents, end of the year	$ 134,006	$ 2,071	$ 2,967